CLIMATE CHANGE AND ENERGY TRANSITION - Additional Information (Details) $ in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2021 USD ($) energy_chemical_park outlook numberOfRefineries $ / Tonne $ / barrel $ / MMBTU	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) energy_chemical_park numberOfRefineries	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) refinery
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 194,932	$ 209,700		$ 194,932
Number of assets held for sale | numberOfRefineries	2			2
Joint ventures and associates	$ 23,415	22,451		$ 23,415			$ 33,000
Number of assets	5			5			15
Number of refineries assumed | numberOfRefineries				2
Number of closed Refineries | numberOfRefineries				9
Deferred tax	$ 12,426	$ 16,311		$ 12,426
Planning horizon	10 years
Discount rate term	20 years	30 years
Additions	$ 3,362	$ 5,770
Decommissioning term	50 years
Income/(loss) for the period	$ 20,630	(21,534)	$ 16,432
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook	4
Texas Winter Storm
Disclosure of Climate Change and Energy Transition [Line Items]
Income/(loss) for the period	$ 200
Hurricane Ida
Disclosure of Climate Change and Energy Transition [Line Items]
Income/(loss) for the period	400
Integrated Gas And Upstream Segments
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	118,000	132,000	150,000	118,000	$ 149,000	$ 154,000	$ 169,000
Disposals of property, plant and equipment				25,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	65,000			65,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	89,000			89,000
Oil Products
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	854	778		854
Decommissioning and restoration
Disclosure of Climate Change and Energy Transition [Line Items]
Additions	1,040	1,697
Decommissioning and restoration | Oil Products
Disclosure of Climate Change and Energy Transition [Line Items]
Additions	$ 217	899
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	29.00%
2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	3.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	0.00%
Brazil, Malaysia and Australia,
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 711			711
Germany and France
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	854			854
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	6,000	7,000	13,000	6,000	14,000	14,000	10,000
Refineries | Non-current assets held for sale
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	1,000			1,000
Refineries | Oil Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 6,000			6,000
Depreciation of assets	20 years
Refineries | Oil Products | Non-current assets held for sale
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 5,000			$ 5,000
Number of assets held for sale | energy_chemical_park	5			5
Exploration and evaluation
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 7,099	$ 9,226	$ 15,000	$ 7,099	$ 18,000	$ 19,000	$ 19,000
IHS Markit ACCS 2021 | 2039 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	20
IHS Markit ACCS 2021 | 2050 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	40
IHS Markit ACCS 2021 | 2050 | Henry Hub | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
IHS Markit ACCS 2021 | 2050 | Asia And Europe | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
IHS Markit ACCS 2021 | 2046 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	46
Woodmac WM AEI-2 Degree | 2050 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	10
Woodmac WM AEI-2 Degree | 2050 | Henry Hub | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
Woodmac WM AEI-2 Degree | 2050 | Asia | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
Woodmac WM AEI-2 Degree | 2050 | Europe | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
Woodmac WM AEI-2 Degree | 2040 | Asia | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	8
Woodmac WM AEI-2 Degree | 2040 | Europe | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	8
IEA NZE50 | 2050 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	25
IEA NZE50 | 2050 | Henry Hub | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	2
IEA NZE50 | 2040 | Asia | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
IEA NZE50 | 2040 | Europe | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
IEA NZE50 | 2030
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	36
IEA SDS | 2050 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	50
IEA SDS | 2050 | Henry Hub | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	2
IEA SDS | 2050 | Asia | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
IEA SDS | 2050 | Europe | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
IEA SDS | 2030 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	56
Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook	(10.00%)
Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input	$ 12,000
Minimum | Integrated Gas | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	13,000			13,000
Minimum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input	6,000
Minimum | Upstream | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	14,000			14,000
Minimum | Gas Assets | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	10,000			10,000
Minimum | Upstream Assets | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	$ 5,000			5,000
Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook	10.00%
Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input	$ 15,000
Maximum | Integrated Gas | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	16,000			16,000
Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input	9,000
Maximum | Upstream | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	17,000			17,000
Maximum | Gas Assets | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	12,000			12,000
Maximum | Upstream Assets | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount	$ 6,000			$ 6,000
2023 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	6.00%
2023 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	8.00%
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	20.00%
2030 | Scope 3
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	20.00%
2030 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne	25
2030 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne	200
2035
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	45.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	100.00%